VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Sale and Leaseback Arrangements (Details) - Variable Interest Entity, Primary Beneficiary - Golar Eskimo - Eskimo SPV Agreement - USD ($) $ in Millions	Nov. 30, 2025	Nov. 30, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Sales value			$ 285.0
Subsequent Event
Variable Interest Entity [Line Items]
First repurchase option		$ 189.1
Scenario, Forecast
Variable Interest Entity [Line Items]
Repurchase obligation at end of lease term	$ 128.3